                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: __________
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Serengeti Asset Management LP
Address: 632 Broadway, 12th Floor
         New York, NY 10012

Form 13F File Number: 28-12866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Shaker Choudhury
Title: Authorized Person
Phone: 212-672-2248

Signature, Place, and Date of Signing:


/s/ Shaker Choudhury                                              May 15, 2009
-------------------------------------                           ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28-_________________   _________________

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         61
Form 13F Information Table Value Total:   $911,749
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----


                          SERENGETI ASSET MANAGEMENT LP
                 FORM 13 INFORMATION TABLE AS OF MARCH 31, 2009

                                                                                                     VOTING    VOTING    VOTING
                                                        VALUE  SHARES SH/ PUT/ INVESTMENT   OTHER  AUTHORITY AUTHORITY AUTHORITY
           ISSUER                  TYPE        CUSIP   X 1000 PRN AMT PRN CALL DISCRETION MANAGERS    SOLE     SHARED     NONE
---------------------------- --------------- --------- ------ ------- --- ---- ---------- -------- --------- --------- ---------
AMAZON COM INC               COM             023135106    918   12500 SH       SOLE                    12500         0         0
AMAZON COM INC               COM             023135106  11016  150000 SH  PUT  SOLE                   150000         0         0
AMAZON COM INC               COM             023135106  36720  500000 SH  PUT  SOLE                   500000         0         0
AMERICAN EXPRESS CO          COM             025816109  16356 1200000 SH  PUT  SOLE                  1200000         0         0
ANNALY CAP MGMT INC          COM             035710409   2774  200000 SH       SOLE                   200000         0         0
APPLE INC                    COM             037833100   6307   60000 SH       SOLE                    60000         0         0
BANK OF AMERICA CORPORATION  COM             060505104  10230 1500000 SH       SOLE                  1500000         0         0
BROOKFIELD ASSET MGMT INC    CL A LTD VT SH  112585104   4134  300000 SH       SOLE                   300000         0         0
CALPINE CORP                 COM NEW         131347304   1703  250000 SH       SOLE                   250000         0         0
CAPITAL ONE FINL CORP        COM             14040H105   2448  200000 SH       SOLE                   200000         0         0
CISCO SYS INC                COM             17275R102   5031  300000 SH       SOLE                   300000         0         0
DEUTSCHE BANK AG             NAMEN AKT       D18190898  20325  500000 SH  PUT  SOLE                   500000         0         0
ECHOSTAR CORP                CL A            278768106   3678  248000 SH       SOLE                   248000         0         0
EXXON MOBIL CORP             COM             30231G102  34050  500000 SH  PUT  SOLE                   500000         0         0
FIDELITY NATL INFORMATION SV COM             31620M106   8645  475000 SH       SOLE                   475000         0         0
SELECT SECTOR SPDR TR        SBI INT-FINL    81369Y605  17620 2000000 SH  PUT  SOLE                  2000000         0         0
GENERAL ELECTRIC CO          COM             369604103  10110 1000000 SH  CALL SOLE                  1000000         0         0
GOOGLE INC                   CL A            38259P508  10442   30000 SH       SOLE                    30000         0         0
GRACE W R & CO DEL NEW       COM             38388F108   3634  575000 SH       SOLE                   575000         0         0
GRUPO TELEVISA SA DE CV      SP ADR REP ORD  40049J206   8184  600000 SH       SOLE                   600000         0         0
HANSEN MEDICAL INC           COM             411307101   1286  320000 SH       SOLE                   320000         0         0
HAYES LEMMERZ INTL INC       COM NEW         420781304    407 2200000 SH       SOLE                  2200000         0         0
HOSPITALITY PPTYS TR         COM SH BEN INT  44106M102    900   75000 SH       SOLE                    75000         0         0
SELECT SECTOR SPDR TR        SBI INT-INDS    81369Y704   9215  500000 SH  CALL SOLE                   500000         0         0
INNOPHOS HOLDINGS INC        COM             45774N108    298   26435 SH       SOLE                    26435         0         0
INVESCO LTD                  SHS             G491BT108   6930  500000 SH       SOLE                   500000         0         0
IPCS INC                     COM NEW         44980Y305   2428  250000 SH       SOLE                   250000         0         0
IVANHOE MINES LIMITED        COM             46579N103   1538  250000 SH       SOLE                   250000         0         0
JPMORGAN CHASE & CO          COM             46625H100  13290  500000 SH  PUT  SOLE                   500000         0         0
LAS VEGAS SANDS CORP         COM             517834107   4515 1500000 SH       SOLE                  1500000         0         0
LAS VEGAS SANDS CORP         COM             517834107   3010 1000000 SH  CALL SOLE                  1000000         0         0
MASTERCARD INC               CL A            57636Q104   4187   25000 SH       SOLE                    25000         0         0
NALCO HOLDING COMPANY        COM             62985Q101   5882  450000 SH       SOLE                   450000         0         0
NEWS CORP                    CL A            65248E104   7944 1200000 SH       SOLE                  1200000         0         0
NRG ENERGY INC               COM NEW         629377508  14080  800000 SH       SOLE                   800000         0         0
NVIDIA CORP                  COM             67066G104   2958  300000 SH       SOLE                   300000         0         0
PNC FINL SVCS GROUP INC      COM             693475105  14645  500000 SH  PUT  SOLE                   500000         0         0
POTASH CORP SASK INC         COM             73755L107  16162  200000 SH  PUT  SOLE                   200000         0         0
PRICE T ROWE GROUP INC       COM             74144T108  14430  500000 SH  PUT  SOLE                   500000         0         0
QUALCOMM INC                 COM             747525103   9728  250000 SH       SOLE                   250000         0         0
RANGE RES CORP               COM             75281A109  12348  300000 SH  CALL SOLE                   300000         0         0
RANGE RES CORP               COM             75281A109  20580  500000 SH  CALL SOLE                   500000         0         0
RANGE RES CORP               COM             75281A109  41160 1000000 SH  CALL SOLE                  1000000         0         0
SPDR TR                      UNIT SER 1      78462F103 135184 1700000 SH  PUT  SOLE                  1700000         0         0
SPDR TR                      UNIT SER 1      78462F103  23856  300000 SH  PUT  SOLE                   300000         0         0
SPDR TR                      UNIT SER 1      78462F103  59640  750000 SH  PUT  SOLE                   750000         0         0
SAKS INC                     COM             79377W108   1870 1000000 SH       SOLE                  1000000         0         0
SALESFORCE COM INC           COM             79466L302   9819  300000 SH  PUT  SOLE                   300000         0         0
SHUFFLE MASTER INC           COM             825549108   6888 2400000 SH       SOLE                  2400000         0         0
SPDR GOLD TRUST              GOLD SHS        78463V107  20313  225000 SH  CALL SOLE                   225000         0         0
SPDR GOLD TRUST              GOLD SHS        78463V107  72224  800000 SH  CALL SOLE                   800000         0         0
SPDR SERIES TRUST            KBW REGN BK ETF 78464A698  19220 1000000 SH  PUT  SOLE                  1000000         0         0
STATE STR CORP               COM             857477103  21546  700000 SH       SOLE                   700000         0         0
STRATEGIC HOTELS & RESORTS I COM             86272T106    690 1000000 SH       SOLE                  1000000         0         0
SUNOCO INC                   COM             86764P109  18536  700000 SH  PUT  SOLE                   700000         0         0
SUNOCO INC                   COM             86764P109  21184  800000 SH  PUT  SOLE                   800000         0         0
SELECT SECTOR SPDR TR        SBI INT-UTILS   81369Y886  12775  500000 SH  CALL SOLE                   500000         0         0
SELECT SECTOR SPDR TR        SBI INT-UTILS   81369Y886  31938 1250000 SH  CALL SOLE                  1250000         0         0
WELLS FARGO & CO NEW         COM             949746101  28480 2000000 SH  PUT  SOLE                  2000000         0         0
WESTAMERICA BANCORPORATION   COM             957090103   2278   50000 SH       SOLE                    50000         0         0
XTO ENERGY INC               COM             98385X106   3062  100000 SH  CALL SOLE                   100000         0         0